Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of Accounts Receivable

	2025	2024
Credit cards	$104,113	$87,611
Clearing house	37,890	31,322
Clients	35,475	26,177
Cargo and courier	8,842	10,881
Airlines	5,430	7,417
Account receivables from related parties	3,217	2,976
Government	1,386	1,325
Agencies	1,033	1,424
Other	2,206	2,916
	199,592	172,049
Allowance for expected credit losses	(1,950)	(3,059)
	$197,642	$168,990

Summary of Movements in the Allowance for Impairment in Respect of Account Receivables
The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	2025	2024	2023
Balance at beginning of years	$(3,059)	$(3,297)	$(7,690)
Additions /(Reversals)	137	158	(496)
Write-off	972	80	4,889
Balance at end of year	$(1,950)	$(3,059)	$(3,297)